TABLE OF CONTENTS

     USAA Family of Funds                                            1
     Message from the President                                      2
     Investment Review                                               4
     Message from the Managers                                       5
     Financial Information:
        Distributions to Shareholders                                8
        Independent Auditors' Report                                 9
        Statement of Assets and Liabilities                         10
        Portfolio of Investments in Securities                      11
        Notes to Portfolio of Investments in Securities             20
        Statement of Operations                                     21
        Statements of Changes in Net Assets                         22
        Notes to Financial Statements                               23



                             IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

                  USAA Investment Management Company
                  Attn: Report Mail
                  9800 Fredericksburg Road
                  San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Aggressive Growth Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1997, USAA. All rights reserved.




USAA Family of Funds Performance Summary
If you own only one or two USAA funds, you may not be aware of the performance of our other funds. This summary is a snapshot of the performance of all 33 funds by investment objective as of June 30, 1997.


                                                          Average Annual Total Return(%)*
           Investment                      Inception                                             Since
            Objective                         Date         1 yr         5 yrs        10 yrs     Inception
  Capital Appreciation
==========================================================================================================
  Aggressive Growth                         10/19/81       -1.72        18.38         10.88          -
  Emerging Markets(1)                        11/7/94       15.35         -             -            10.25
  Gold(1)                                    8/15/84      -22.26         3.54         -4.75          -
  Growth                                      4/5/71       21.60        16.94         11.97          -
  Growth & Income                             6/1/93       31.29         -             -            18.53
  International(1)                           7/11/88       21.81        15.39          -            11.77
  S&P 500 Index(4)+                           5/1/96       34.59         -             -            33.24
  World Growth(1)                            10/1/92       21.85         -             -            15.50

  Asset Allocation
=========================================================================================================
  Balanced Strategy(1)                        9/1/95       22.38         -             -            15.48
  Cornerstone Strategy(1)                    8/15/84       20.45        14.33          9.22          -
  Growth and Tax Strategy(2)*                1/11/89       15.72        11.23          -            10.45
  Growth Strategy(1)                          9/1/95       15.37         -             -            21.37
  Income Strategy                             9/1/95       14.48         -             -            10.36

  Income - Taxable
=========================================================================================================
  GNMA                                        2/1/91        9.37         6.85          -             7.67
  Income                                      3/4/74        8.21         7.44          9.45          -
  Income Stock                                5/4/87       20.77        14.21         12.89          -
  Short-Term Bond                             6/1/93        7.71         -             -             5.69

  Income - Tax Exempt
=========================================================================================================
  Long-Term(2)**                             3/19/82        9.22         6.71          8.09          -
  Intermediate-Term(2)**                     3/19/82        8.20         6.76          7.54          -
  Short-Term(2)**                            3/19/82        5.50         4.80          5.59          -
  California Bond(2)**                        8/1/89        8.90         7.13          -             7.58
  Florida Tax-Free Income(2)**               10/1/93        9.79         -             -             4.29
  New York Bond(2)**                        10/15/90        8.86         6.46          -             8.31
  Texas Tax-Free Income(2)**                  8/1/94       10.37         -             -             9.24
  Virginia Bond(2)**                        10/15/90        8.50         6.93          -             8.08

  Money Market
=========================================================================================================
  Money Market(3)                             2/2/81        5.28         4.48          5.80          -
  Tax Exempt Money Market(2),(3)**            2/6/84        3.36         3.04          4.15          -
  Treasury Money Market Trust(3)              2/1/91        5.13         4.28          -             4.38
  California Money Market(2),(3)**            8/1/89        3.29         2.94          -             3.62
  Florida Tax-Free Money Market(2),(3)**     10/1/93        3.26         -             -             3.04
  New York Money Market(2),(3)**            10/15/90        3.21         2.82          -             3.08
  Texas Tax-Free Money Market(2),(3)**        8/1/94        3.31         -             -             3.33
  Virginia Money Market(2),(3)**            10/15/90        3.22         2.87          -             3.20



Non-deposit investment products offered by USAA Investment Management Company are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, including possible loss of the principal amount invested.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.
(2) Some income may be subject to state or local taxes or the federal alternative minimum tax.
(3) An investment in a money market fund is neither insured nor guaranteed by the U.S. government and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.
(4) S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or
     promoted by Standard & Poor's,   and  Standard  &  Poor's  makes  no
     representation regarding  the advisability of investing in the product.
  * Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.
 ** IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax-exempt. California, Florida, New York, Texas, and Virginia funds available to residents only.
  +  Includes the $10 annual account maintenance fee through December 31, 1996.



                          MESSAGE FROM THE PRESIDENT


[PHOTOGRAPH OF PRESIDENT, MICHAEL J.C. ROTH APPEARS HERE]

The last two and one-half
years have been a remarkable
time in the stock market.

These 30 months have witnessed an over 100%(1) rise in the value of equity indices which has translated into greatly increased wealth for many investors.(2) But now it is easy to sense that investors are looking over their shoulders.

This rise in the prices of stocks has had solid underpinnings. The economy has grown, and continues to grow at a robust, but not excessive rate. Inflation has remained well in check, even as employment has risen strongly. Interest rates have remained below the levels they reached in 1994, and, compared to the rate of inflation are probably still a bit high. Perhaps most surprising of all is the fact that we are coming quite close to balancing the federal budget.

Many commentators look at these factors and conclude that the stock market looks reasonable. But others note simply that the market is at or near all-time record levels and is therefore "too high."

The numbers which define the level of the Dow Jones Industrial Average or the S&P 500 Stock Index are not particularly meaningful by themselves. What is meaningful is the relationship of those numbers to numbers which describe the companies in those averages; such as earnings, dividends and growth rates. These relationships are the things that help investors decide whether a stock is cheap or expensive. Only one thing can make the price of a stock go up. The next buyer must make a decision that paying more for a share of that company than did the previous buyer makes sense. Such a decision can be made if a buyer believes that the relationship of price to earnings or growth rate is reasonable. That next buyer is not obligated either. He or she has options. The money could go to bonds, to the money markets, to real estate or to pay off debt.

Invariably, investors will begin to make those alternative decisions. We can be very certain that the stock market will not rise 100% in the next 30 months. That does not mean it will crash. It does mean that the market will find a way to return closer to its historic valuation. It last did that in 1994 when it was essentially flat for a year while corporate earnings grew substantially.

I have been telling investors not to extrapolate 100% every 30 months. Enjoy it, but remember your risk tolerance and your asset allocation. Those are the things that will guide you well through all kinds of markets.

Sincerely,


Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


(1) Source: Lipper Analytical Services, Inc.
(2) Past performance is no guarantee of future results. Yields and returns will fluctuate.



                                INVESTMENT REVIEW

AGGRESSIVE GROWTH FUND

OBJECTIVE: Appreciation of capital.
TYPES OF INVESTMENTS: Common stock of companies with prospects of rapidly growing earnings.


                                               7/31/96          7/31/97
 Net Assets............................... $607.4 MILLION    $754.0 MILLION
 Net Asset Value Per Share................     $27.88            $32.82

 Average Annual Total Returns as of 7/31/97
 1 Year....................................................      20.00%
 5 Years...................................................      18.53%
 10 Years..................................................      11.29%

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.


----------------------------------
CUMULATIVE PERFORMANCE COMPARISON
----------------------------------

A chart in the form of a line graph appears here, illustrating the growth of a $10,000 Investment. The data points from the graph are as follows:

USAA Aggressive Growth Fund
Year                 Amount
----------------------------
7/31/87             $10,000
7/31/88               8,775
7/31/89              10,346
7/31/90              10,080
7/31/91              12,150
7/31/92              12,465
7/31/93              13,513
7/31/94              13,371
7/31/95              20,054
7/31/96              24,297
7/31/97              29,157


Russell 2000 Index
Year                 Amount
----------------------------
7/31/87             $10,000
7/31/88               9,019
7/31/89              10,669
7/31/90              10,111
7/31/91              11,092
7/31/92              12,702
7/31/93              15,681
7/31/94              16,404
7/31/95              20,501
7/31/96              21,917
7/31/97              29,236


The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund and the broad-based Russell 2000(Registered Trademark) Index, a widely recognized small cap index. It is an unmanaged index consisting of the 2,000 smallest companies within the Russell 3000 (Registered Trademark) Index.


                        MESSAGE FROM THE MANAGERS


[PHOTOGRAPH OF PORTFOLIO MANAGERS APPEARS HERE: ERIC M. EFRON, CFA
                                                JOHN K. CABELL, JR., CFA]

Investment Philosophy
Volatility is a basic characteristic of aggressive growth investing, particularly in the small cap arena. Investors belong in aggressive growth funds, such as ours, only if they are comfortable with frequent, rapid, and wide fluctuations in net asset value. They must also be risk-tolerant and accept the fact that not all segments of the stock market move in lockstep.

We seek to moderate this risk and increase the long-term comfort level of our investors by increasing the holdings of larger capitalization equities in the portfolio. As a result, the inclusion of more of these stocks should:

- reduce, but not eliminate, overall volatility due to greater market liquidity and diversification.
- increase the average position size and, therefore, reduce the number of positions.

As of July 31, stocks with market capitalizations in excess of $1 billion accounted for 25% of total equity positions and 37% of the total market value of the combined equity assets in the portfolio. Our recent large cap additions include Cisco Systems, 3Com, CVS Corp., Dell Computer, Household International, and Santa Fe International.

Fund Performance
Looking at the graph on page 4, you will notice that the Aggressive Growth Fund appreciated sharply in August and September 1996, outperforming the Russell 2000(Registered Trademark) Index(1) by a wide margin. Yet between October and April of this year, investors turned fearful that interest rates would rise and that corporate earnings growth would slow. They fled small cap stocks for the relative safety and liquidity of larger market capitalization equities. Then from May through July their sentiment towards small stocks improved, and the Fund rebounded both on an absolute basis and relative to the Russell 2000(R). However, this was not enough to offset all the damage that it sustained in the middle months. For the year as a whole, the Fund had a total return of 20%, lagging the Russell 2000(Registered Trademark) by 11.2%.

Outlook
We look toward a promising environment for stock investing in general. The economy remains healthy, inflation appears to remain under check, there seem to be no pressing reasons for interest rates to rise, and corporate earnings prospects are encouraging.

At the same time, U.S. stocks in general have soared to all-time highs, and are richly priced, according to many valuation measures. In addition, investors have unprecedented access to data in terms of both quantity and speed of delivery. Because investors have become increasingly short-term oriented, they tend more than ever before to exaggerate the significance of minor events. Combine all these factors together, and you have a recipe for continued volatility. Nevertheless, we remain optimistic about the future of the Fund. It stands ready to benefit from the ongoing changes in our society and economy as well as from a continued improvement in market sentiment toward high-growth, small company investing.

(1) The broad-based Russell 2000(Registered Trademark) Index is an unmanaged, widely recognized small cap index consisting of the 2,000 smallest companies within the Russell 3000(Registered Trademark) Index.


             Top 10
         Equity Holdings
        (%of Net Assets)

HBO                           1.7
St. John Knits                1.3
Ascend Communications         1.2
Papa John's International      .9
Amgen                          .8
Clear Channel
    Communications             .8
Stewart Enterprises            .8
Etec Systems                   .7
Fastenal                       .7
FIRSTPLUS Financial Group      .7



         Top 10 Industries
         (% of Net Assets)

Healthcare Related               18.9
Telecommunications Related       11.5
Specialized Services              7.7
Computer Software & Service       7.6
Retail Related                    7.5
Electronics Related               7.3
Oil Related                       5.9
Broadcasters                      3.2
Textiles                          3.2
Computer Systems                  2.9


See page 11 for a complete listing of the Portfolio of Investments in Securities.




                       DISTRIBUTIONS TO SHAREHOLDERS


The following per share information describes the federal tax treatment of distributions made during the fiscal year ended July 31, 1997. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on form 1099-DIV in January 1998.


         Long-term capital gains                  $ .5723
                                                  =======



                       INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
USAA Mutual Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments in securities of the Aggressive Growth Fund, a portfolio of USAA Mutual Fund, Inc. as of July 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights presented in note 7 to the financial statements for each of the years or periods in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Aggressive Growth Fund, a portfolio of USAA Mutual Fund, Inc. as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the ten-year period then ended, in conformity with generally accepted accounting principles.



KPMG Peat Marwick, LLP



San Antonio, Texas
September 3, 1997




Aggressive Growth Fund
Statement of Assets and Liabilities
(In Thousands)

July 31, 1997

Assets
   Investments in securities, at market value (identified cost of $498,679)                  $  756,499
   Cash                                                                                             168
   Receivables:
      Capital shares sold                                                                           226
      Dividends                                                                                      73
      Securities sold                                                                            11,497
                                                                                             ----------
         Total assets                                                                           768,463
                                                                                             ----------
Liabilities
   Securities purchased                                                                          13,137
   Capital shares redeemed                                                                          886
   USAA Investment Management Company                                                               243
   USAA Transfer Agency Company                                                                      62
   Accounts payable and accrued expenses                                                            151
                                                                                             ----------
         Total liabilities                                                                       14,479
                                                                                             ----------
            Net assets applicable to capital shares outstanding                              $  753,984
                                                                                             ==========
Represented by:
   Paid-in capital                                                                           $  472,892
   Accumulated net investment loss                                                                   (5)
   Accumulated net realized gain on investments                                                  23,277
   Net unrealized appreciation of investments                                                   257,820
                                                                                             ----------
            Net assets applicable to capital shares outstanding                              $  753,984
                                                                                             ==========
   Capital shares outstanding                                                                    22,974
                                                                                             ==========
   Net asset value, redemption price, and offering price per share                           $    32.82
                                                                                             ==========

See accompanying notes to financial statements.






Aggressive Growth Fund
Portfolio of Investments in Securities

July 31, 1997


                                            Market
  Number                                    Value
of Shares           Security                (000)
---------           --------                -----

           Common Stocks (98.6%)
            Aerospace/Defense (0.7%)
   60,000   AAR Corp.                    $   2,145
   52,700   Aviation Sales Co.*              1,166
   13,200   First Aviation Services,
              Inc.*                            134
   30,000   Kellstrom Industries, Inc.*        461
   35,000   Triumph Group, Inc.*             1,041
--------------------------------------------------
                                             4,947
--------------------------------------------------


            Air Freight (0.7%)
   42,500   AirNet Systems, Inc.*              887
   33,500   Atlas Air, Inc.*                   888
  100,000   Eagle USA Airfreight, Inc.       2,725
   30,000   Kitty Hawk, Inc.*                  540
--------------------------------------------------
                                             5,040
--------------------------------------------------


            Airlines (0.3%)
   54,000   Midwest Express Holdings,
              Inc.*                          1,347
   35,000   Southwest Airlines Co.           1,021
--------------------------------------------------
                                             2,368
--------------------------------------------------

            Auto Parts (0.6%)
   81,900   Aftermarket Technology Corp.*    1,617
   54,400   Dura Automotive Systems, Inc.*   1,476
   86,700   Keystone Automotive
               Industries, Inc.*             1,691
--------------------------------------------------
                                             4,784
--------------------------------------------------

            Bank Holding Companies -
               Major Regional (0.6%)
   38,200   Bank of the Ozarks, Inc.*          697
   20,000   Bank United Corp.                  755
   51,975   Columbia Banking Systems,
              Inc.*                          1,274
   30,000   First Security Corp.               806
   50,000   Hamilton Bancorp, Inc.*          1,225
--------------------------------------------------
                                             4,757
--------------------------------------------------

            Beverages - Alcoholic (0.3%)
   50,000   The Robert Mondavi Corp.*        2,338
--------------------------------------------------

            Beverages - Soft Drinks (0.2%)
   40,000   Starbucks Corp.*                 1,638
--------------------------------------------------

            Biotechnology (3.8%)
   30,200   Affymetrix, Inc.*                  985
   30,000   Agouron Pharmaceuticals, Inc.*   2,873
  100,000   Amgen, Inc.*                     5,881
   40,000   Arqule, Inc.*                      660
   90,000   BioChem Pharmaceuticals, Inc.*   2,599
   15,800   Centocor, Inc.*                    608
   20,000   Chiron Corp.*                      420
   37,100   CN Biosciences, Inc.*              705
   30,000   DepoTech Corp.*                    398
  120,000   Genzyme Corp.*                   3,270
   40,000   Gilead Sciences, Inc.*           1,130
   40,000   Human Genome Sciences, Inc.*     1,295
   33,300   ILEX Oncology, Inc.*               624
   35,000   Med Immune, Inc.*                  831
   16,200   Pharmacopeia, Inc.*                229
   50,000   Protein Design Labs, Inc.*       1,406
   53,000   SangStat Medical Corp.*          1,299
  127,500   Techne Corp.*                    3,538
--------------------------------------------------
                                            28,751
--------------------------------------------------

            Broadcasters (3.2%)
  150,000   @Entertainment, Inc.*            3,150
   60,000   Argyle Television, Inc.*         1,560
   45,000   Central European Media
               Enterprises Ltd. "A"*         1,069
  100,000   Clear Channel
               Communications, Inc.*         6,225
   40,000   Emmis Broadcasting Corp.*        1,705
   55,400   Gray Communications
               Systems, Inc.                 1,108
   68,000   Heftel Broadcasting Corp.*       3,978
  120,662   Outdoor Systems, Inc.*           3,197
   42,900   Univision Communications,
              Inc.*                          1,845
--------------------------------------------------
                                            23,837
--------------------------------------------------

            Brokerage Firms (0.5%)
   70,000   Charles Schwab Corp.             3,277
   28,100   Hambrecht & Quist Group*           838
--------------------------------------------------
                                             4,115
--------------------------------------------------

            Building Materials (0.7%)
   61,500   Barnett, Inc.*                   1,353
   43,400   Comfort Systems USA, Inc.*         776
   19,400   Diamond Home Services, Inc.*       148
   40,200   Service Experts, Inc.*           1,211
   28,600   Watsco, Inc.                       862
   35,000   Wilmar Industries, Inc.*           892
--------------------------------------------------
                                             5,242
--------------------------------------------------

            Chemicals (0.2%)
  108,200   NuCo2, Inc.*                     1,894
--------------------------------------------------

            Chemicals - Specialty (0.1%)
   23,100   Zoltek Companies, Inc.*            831
--------------------------------------------------

            Communication - Equipment
               Manufacturers (8.2%)
   66,250   3Com Corp.*                      3,623
  200,000   8X8, Inc.*                       1,875
   49,800   Advanced Fibre
               Communications, Inc.*         3,480
  170,500   Ascend Communications, Inc.*     9,271
   45,000   Aware, Inc.*                       475
   55,000   Cabletron Systems, Inc.*         1,863
   36,000   CIENA Corp.*                     2,020
   50,000   Cisco Systems, Inc.*             3,978
   13,100   Corsair Communications, Inc.*      260
   80,000   Datum, Inc.*                     2,640
  100,000   FORE Systems, Inc.*              1,606
   95,000   Harmonic Lightwaves, Inc.*       1,757
  120,000   MAS Technology Ltd.*             2,430
   50,000   ODS Networks, Inc.*                569
   31,700   Orckit Communications Ltd.*        460
   95,000   Ortel Corp.*                     1,805
  110,000   P-Com, Inc.*                     4,049
   90,000   Pairgain Technologies, Inc.*     1,935
   27,000   Peerless Systems Corp.*            375
   50,000   QualComm, Inc.*                  2,312
  101,250   REMEC, Inc.*                     3,056
   31,600   Sawtek, Inc.*                    1,205
   60,000   Shiva Corp.*                       653
   60,000   Spectrian Corp.*                 2,730
   70,000   Tellabs, Inc.*                   4,191
   45,000   ViaSat, Inc.*                      833
   74,000   Xylan Corp.*                     1,203
   89,500   Yurie Systems, Inc.*             1,589
--------------------------------------------------
                                            62,243
--------------------------------------------------

            Computer Software & Service (7.6%)
   90,000   Alternative Resources Corp.*     2,002
   40,000   Arbor Software Corp.*            1,720
   21,600   ARIS Corp.*                        583
   62,600   Aspect Development, Inc.*        2,058
   74,439   Avant Corp.*                     2,224
   45,000   Award Software
               International, Inc.*            461
  135,000   Axiom, Inc.*                     1,687
   74,000   Broderbund Software, Inc.*       1,605
   20,200   CCC Information Services
               Group, Inc.*                    323
  100,000   Checkfree Corp.*                 1,800
   37,500   Claremont Technology
               Group, Inc.*                    520
   50,400   Complete Business
               Solutions, Inc.*              1,386
  133,500   Credit Management
               Solutions, Inc.*              1,569
   66,000   Crystal Systems Solutions
              Ltd.*                          1,914
   40,000   DBT Online, Inc.*                1,995
   35,000   ENVOY Corp.*                     1,046
  116,400   Geotel Communications
               Corp. "A"*                    1,768
  130,000   H. T. E., Inc.*                  1,674
   60,000   Harbinger Corp.*                 1,942
   31,400   HNC Software, Inc.*              1,103
   31,600   Indus Group, Inc.*                 525
  100,000   Industri-Matematik
               International Corp.*          1,513
   48,800   Intelligroup, Inc.*                549
   83,800   IONA Technologies PLC*           1,681
  120,000   Macrovision Corp.*               1,545
  143,000   Mapics, Inc.*                    1,394
   50,000   Mercury Interactive Corp.*         891
   51,500   Network General Corp.*             837
   65,000   New Era of Networks, Inc.*         902
   36,000   Pegasystems, Inc.*               1,161
   36,000   Phoenix International Ltd.,
              Inc.*                            864
  100,000   PLATINUM Technology, Inc.*       1,550
  169,000   Rational Software Corp.*         3,253
    7,600   RWD Technologies, Inc.*            160
   55,000   Security Dynamics
               Technologies, Inc.*           2,296
   45,000   Simulation Sciences, Inc.*         681
   50,000   Smallworld plc ADR*                900
   52,500   Sterling Commerce, Inc.*         1,979
   28,200   Technology Modeling
               Associates, Inc.*               338
   63,000   TriTeal Corp.*                     614
   81,400   TSI International Software
              Ltd.*                          1,160
   30,000   Wind River Systems, Inc.*        1,253
   48,000   Wonderware Corp.*                  771
  120,000   XcelleNet, Inc.*                 1,035
--------------------------------------------------
                                            57,232
--------------------------------------------------

            Computer Systems (2.9%)
   85,000   AlphaNet Solutions, Inc.*        1,307
   70,500   CHS Electronics, Inc.*           2,692
   15,000   Dell Computer Corp.*             1,283
   22,650   Genesys Telecommunications
               Laboratory, Inc.*               668
   74,500   Ingram Micro, Inc.*              2,147
   80,000   Iomega Corp.*                    1,795
  150,000   JetFax, Inc.*                    1,481
  100,000   Komag, Inc.*                     2,081
  160,000   Melita International Corp.*      1,520
   70,000   Micron Electronics, Inc.*        1,321
   54,000   NICE-Systems Ltd. ADS*           2,059
   24,000   Pomeroy Computer
               Resources, Inc.*                768
   60,000   Read-Rite Corp.*                 1,552
   50,000   Sandisk Corp.*                   1,100
--------------------------------------------------
                                            21,774
--------------------------------------------------

            Cosmetics (1.0%)
   47,500   ESC Medical Systems Ltd.*        1,591
   50,000   Revlon, Inc. "A"*                2,681
   75,000   The Estee Lauder
               Companies, Inc.               3,455
--------------------------------------------------
                                             7,727
--------------------------------------------------

            Drugs (1.0%)
   70,000   Elan Corp. plc ADR*              3,325
    8,000   Incyte Pharmaceuticals, Inc.*      543
   50,000   Jones Medical Industries, Inc.   1,481
   15,000   Kos Pharmaceuticals, Inc.*         585
   25,000   Teva Pharmaceutical
               Industries Ltd.               1,402
--------------------------------------------------
                                             7,336
--------------------------------------------------

            Electrical Equipment (0.8%)
   68,000   Advanced Lighting
               Technologies, Inc.*           1,717
   70,000   Chicago Miniature Lamp, Inc.*    1,960
  100,000   Westinghouse Electric Corp.      2,406
--------------------------------------------------
                                             6,083
--------------------------------------------------

            Electronics - Instrumentation (4.0%)
   50,000   Brooks Automation, Inc.*         1,375
   50,000   CFM Technologies, Inc.*          1,300
   50,000   Cymer, Inc.*                     3,650
   60,000   Electroglas, Inc.*               1,897
   52,000   EMCORE Corp.*                    1,287
  100,000   Etec Systems, Inc.*              5,425
  140,000   HMT Technology Corp.*            2,065
   45,000   IKOS Systems, Inc.*                709
   44,000   Integrated Measurement
               Systems, Inc.*                  682
  100,000   Integrated Process
               Equipment Corp.*              2,612
   60,000   LeCroy Corp.*                    2,040
   50,000   Photronics, Inc.*                2,750
   75,000   Speedfam International, Inc.*    3,525
   39,000   Thermo Optek Corp.*                561
--------------------------------------------------
                                            29,878
--------------------------------------------------

            Electronics - Semiconductors (3.3%)
   39,000   3DFX Interactive, Inc.*            424
   82,100   Actel Corp.*                     1,580
   40,000   Benchmarq Microelectronics,
              Inc.*                            900
   45,000   ESS Technology, Inc.*              650
    9,800   Galileo Technology Ltd.*           239
   30,000   Lattice Semiconductors Corp.*    2,021
   40,000   LSI Logic Corp.*                 1,263
   50,000   MEMC Electronic Materials,
              Inc.*                          1,450
   60,000   Microchip Technology, Inc.*      2,235
  120,000   Peak International Ltd.*         1,935
  100,000   PMC Sierra, Inc.*                3,275
   78,700   RF Micro Devices, Inc.*          1,328
   31,050   SDL, Inc.*                         644
  165,000   TranSwitch Corp.*                1,753
   40,000   Triquint Semiconductor, Inc.*    1,400
   30,000   Vitesse Semiconductor Corp.*     1,451
   30,000   VLSI Technology, Inc.*             889
   90,000   Zoran Corp.*                     1,755
--------------------------------------------------
                                            25,192
--------------------------------------------------

            Entertainment (0.3%)
  100,000   Ballantyne of Omaha, Inc.*       2,138
--------------------------------------------------

            Finance -
               Business/Commercial (0.8%)
--------------------------------------------------
   60,000   Amerin Corp.*                    1,477
   81,700   Medallion Financial Corp.        1,542
   75,000   Sirrom Capital Corp.             2,869
--------------------------------------------------
                                             5,888
--------------------------------------------------

            Finance - Consumer (2.4%)
  131,250   Aames Financial Corp.            2,814
   34,200   ACC Consumer Finance Corp.*        586
   29,500   Associates First Capital Corp.   1,945
   80,000   Cityscape Financial Corp.        1,150
   21,700   Conti Financial Corp.*             875
  120,000   FIRSTPLUS Financial
               Group, Inc.*                  5,475
   15,000   Household International, Inc.    1,942
   58,000   NCO Group, Inc.*                 2,052
   40,000   The Money Store, Inc.            1,435
--------------------------------------------------
                                            18,274
--------------------------------------------------

            Finance - Real Estate (0.7%)
   72,000   IMC Mortgage Co.*                1,296
   50,000   PMI Group, Inc.                  2,950
   48,000   Southern Pacific Funding
              Corp.*                           822
--------------------------------------------------
                                             5,068
--------------------------------------------------

            Foods (0.3%)
   50,000   Suiza Foods Corp.*               2,181
--------------------------------------------------

            Gaming Companies (0.2%)
   30,000   MGM Grand, Inc.*                 1,035
   40,000   Penn National Gaming, Inc.*        650
--------------------------------------------------
                                             1,685
--------------------------------------------------

            Healthcare - Diversified (0.6%)
   80,000   PhyCor, Inc.*                    2,680
   52,000   PhyMatrix Corp.*                   676
   50,000   Physician Sales & Service,
              Inc.*                            925
--------------------------------------------------
                                             4,281
--------------------------------------------------

            Healthcare - HMOs (0.2%)
   45,000   CompDent Corp.*                    976
   55,000   United Dental Care, Inc.*          887
--------------------------------------------------
                                             1,863
--------------------------------------------------

            Healthcare - Miscellaneous (7.1%)
   45,000   Advance Paradigm, Inc.*            973
   15,500   Applied Analytical Industries,
              Inc.*                            376
   30,000   COHR, Inc.*                        593
   15,600   Cole National Corp. "A"*           674
   65,000   CRA Managed Care, Inc.*          3,356
  112,500   Express Scripts, Inc. "A"*       5,034
  170,000   HBO & Co.                       13,154
   60,000   HCIA, Inc.*                      1,005
   25,700   IDX Systems Corp.*                 917
   22,500   Impath, Inc.*                      593
   54,500   Medquist, Inc.*                  1,805
   10,100   Monarch Dental Corp.*              177
   36,000   Nu Skin Asia Pacific, Inc.*        864
  251,600   Orthodontic Centers of
               America, Inc.*                4,655
  131,200   PAREXEL International Corp.*     5,051
   68,000   Pediatrix Medical Group, Inc.*   2,945
  100,000   Physician Reliance Network,
              Inc.*                            937
   52,500   Renal Care Group, Inc.*          1,522
  150,000   Renal Treatment Centers, Inc.*   4,425
   60,000   Rural/Metro Corp.*               1,882
   51,000   Sunquest Information
               Systems, Inc.*                  587
   55,000   Total Renal Care Holdings,
              Inc.*                          2,269
--------------------------------------------------
                                            53,794
--------------------------------------------------

            Home Furnishings
               & Appliances (0.2%)
   20,000   Ethan Allen Interiors, Inc.      1,060
   25,000   Industrie Natuzzi SPA ADR          689
--------------------------------------------------
                                             1,749
--------------------------------------------------

            Homebuilding (0.3%)
--------------------------------------------------
   37,500   American Homestar Corp.*           783
   62,500   Palm Harbor Homes, Inc.*         1,680
--------------------------------------------------
                                             2,463
--------------------------------------------------

            Hospitals (1.1%)
  200,000   HEALTHSOUTH
               Rehabilitation Corp.*         5,300
   90,000   National Surgery Centers,
              Inc.*                          2,869
--------------------------------------------------
                                             8,169
--------------------------------------------------

            Hotel/Motel (1.3%)
   54,000   Bristol Hotel Co.*               1,448
   52,500   Doubletree Corp.*                2,205
  142,040   Extended Stay America, Inc.*     2,290
   30,000   Four Seasons Hotels, Inc.        1,003
   30,000   Suburban Lodges of
               America, Inc.*                  619
   65,000   Sun International Hotels Ltd.*   2,283
--------------------------------------------------
                                             9,848
--------------------------------------------------

            Household Products (0.2%)
   90,000   USA Detergents, Inc.*            1,226
--------------------------------------------------

            Insurance - Life (0.1%)
   25,900   Hartford Life, Inc.*             1,065
--------------------------------------------------

            Insurance - Property/Casualty (0.6%)
  100,000   HCC Insurance Holdings, Inc.     3,156
   20,000   Nationwide Financial
               Services, Inc.                  605
   35,600   Penn-America Group, Inc.           645
--------------------------------------------------
                                             4,406
--------------------------------------------------

            Leisure Time (0.5%)
   60,000   Action Performance
               Companies, Inc.*              1,834
  100,000   West Marine, Inc.*               2,212
--------------------------------------------------
                                             4,046
--------------------------------------------------

            Machinery - Diversified (0.6%)
   18,000   JLK Direct Distribution, Inc.*     462
   86,000   RDO Equipment Co.*               1,962
   64,200   U. S. Rentals, Inc.*             1,878
--------------------------------------------------
                                             4,302
--------------------------------------------------

            Manufacturing - Diversified
               Industries (0.8%)
   50,000   Culligan Water
               Technologies, Inc.*           2,112
  126,500   United States Filter Corp.*      3,819
--------------------------------------------------
                                             5,931
--------------------------------------------------

            Medical Products & Supplies (4.4%)
   55,000   AmeriSource Health Corp.*        2,585
   24,500   Arrow International, Inc.          729
   50,000   ArthroCare Corp.*                  500
   25,000   Bionx Implants, Inc.*              528
   50,000   Capstone Pharmacy
               Services, Inc.*                 581
   45,300   CryoLife, Inc.*                    563
   98,000   Gulf South Medical Supply*       2,426
   27,000   Heartport, Inc.*                   543
   65,000   Henry Schein, Inc.*              2,405
   60,000   IDEXX Laboratories, Inc.*          956
   17,900   Marquette Medical Systems,
              Inc.*                            461
   50,000   NCS HealthCare, Inc.*            1,406
  120,000   Omnicare, Inc.                   3,532
   50,000   Perclose, Inc.*                  1,169
   30,000   Rochester Medical Corp.*           435
   26,100   Seamed Corp.*                      463
  158,700   Serologicals Corp.*              3,353
   30,000   SONUS Pharmaceuticals, Inc.*       960
   50,000   Spine-Tech, Inc.*                2,963
   67,400   St. Jude Medical, Inc.*          2,751
   47,700   Suburban Ostomy Supply, Inc.*      489
   25,000   Sybron Corp.*                    1,023
   10,000   United States Surgical Corp.       371
   45,500   Urologix, Inc.*                    808
   15,000   Vertex Pharmaceuticals, Inc.*      527
   33,500   Xomed Surgical Products, Inc.*     754
--------------------------------------------------
                                            33,281
--------------------------------------------------

            Metals - Miscellaneous (0.2%)
  122,700   Metals USA, Inc.*                1,227
--------------------------------------------------

            Nursing Care (0.7%)
   61,950   American Homepatient, Inc.*      1,239
   35,000   Centennial HealthCare Corp.*       628
   50,000   Home Health Corp. of
               America, Inc.*                  625
   62,000   Pediatric Services of
               America, Inc.*                1,395
   30,000   Sunrise Assisted Living,
              Inc.*                          1,084
--------------------------------------------------
                                             4,971
--------------------------------------------------

            Office Equipment & Supplies (0.2%)
  100,000   Corporate Express, Inc.*         1,500
--------------------------------------------------

            Oil - Exploration
               & Production (0.7%)
   50,000   Chesapeake Energy Corp.            394
   50,200   Edge Petroleum Corp.*              634
   27,100   Nuevo Energy Co.*                1,160
   42,900   Rutherford-Moran Oil Corp.*        997
   45,000   Stone Energy Corp.*              1,308
   35,000   Swift Energy Co.*                  847
--------------------------------------------------
                                             5,340
--------------------------------------------------

            Oil & Gas Drilling (2.6%)
   50,000   Cliffs Drilling Co.*             2,619
   35,100   Diamond Offshore Drilling,
              Inc.*                          3,273
  160,000   Falcon Drilling Co., Inc.*       4,620
   66,600   Patterson Energy, Inc.*          2,056
   95,900   Santa Fe International Corp.*    3,956
   40,000   Transocean Offshore, Inc.        3,267
--------------------------------------------------
                                            19,791
--------------------------------------------------

            Oil Well Equipment & Service (2.6%)
   50,000   Carbo Ceramics, Inc.             1,428
   62,000   EVI, Inc.*                       3,030
   63,200   Friede Goldman
               International, Inc.*          1,817
   50,000   Global Industries, Ltd.*         1,403
   28,800   Halter Marine Group, Inc.*         882
   40,000   Hvide Marine, Inc. "A"*          1,120
  100,000   Input/Output, Inc.*              2,163
   24,100   National-Oilwell, Inc.*          1,496
   25,000   Petroleum Geo-Services ADR*      1,361
   61,800   Trico Marine Services, Inc.*     1,684
   44,700   Varco International, Inc.*       1,729
   48,500   Veritas DGC, Inc.*               1,219
--------------------------------------------------
                                            19,332
--------------------------------------------------

            Pollution Control (0.6%)
   40,000   American Disposal
               Services, Inc.*               1,160
   46,200   Eastern Environmental
               Services, Inc.*                 875
   29,300   Superior Services, Inc.*           769
   10,000   Waste Industries, Inc.*            182
  120,100   Waterlink, Inc.*                 1,801
--------------------------------------------------
                                             4,787
--------------------------------------------------

            Publishing (0.3%)
   27,000   C/NET, Inc.*                       719
   55,600   World Color Press, Inc.*         1,591
--------------------------------------------------
                                             2,310
--------------------------------------------------

            Real Estate (0.3%)
   16,000   LaSalle Partners, Inc.*            478
   40,000   Signature Resorts, Inc.*         1,540
   30,800   Vistana, Inc.*                     527
--------------------------------------------------
                                             2,545
--------------------------------------------------

            Real Estate Investment Trusts (1.1%)
   50,000   Alexandria Real Estate
               Equities, Inc.                1,234
   20,000   American General
               Hospitality Corp.               540
    7,800   CCA Prison Realty Trust            242
   32,500   Crescent Real Estate Equitie
              Co.                            1,016
   30,000   Equity Office Properties
              Trust                            870
   30,000   Felcor Suite Hotels, Inc.        1,170
   22,000   Golf Trust of America, Inc.        621
   50,000   Great Lakes REIT, Inc.             844
   30,000   Prentiss Properties Trust          780
   15,000   Starwood Lodging Trust             699
--------------------------------------------------
                                             8,016
--------------------------------------------------

            Restaurants (1.8%)
   50,000   Einstein/Noah Bagel Corp.*         716
   20,300   Landry's Seafood
               Restaurants, Inc.*              518
  114,550   Logan's Roadhouse, Inc.*         3,136
   25,000   Lone Star Steakhouse
               & Saloon, Inc.*                 592
  211,950   Papa John's International,
              Inc.*                          6,994
   71,600   PJ America, Inc.*                1,244
   28,000   Total Entertainment
               Restaurant Corp.*               290
--------------------------------------------------
                                            13,490
--------------------------------------------------

            Retail - Department Stores (0.1%)
   43,200   Saks Holdings, Inc.*             1,053
--------------------------------------------------

            Retail - Drug Stores (0.1%)
   12,000   CVS Corp.                          683
--------------------------------------------------

            Retail - Food Chains (0.2%)
   17,400   Disco S.A. ADS*                    848
   30,000   Dominick's Supermarkets, Inc.*     870
--------------------------------------------------
                                             1,718
--------------------------------------------------

            Retail - General
               Merchandising (0.5%)
   82,500   Dollar Tree Stores, Inc.*        3,444
--------------------------------------------------

            Retail - Specialty (6.6%)
   90,700   99 Cents Only Stores*            2,948
   53,700   Abercrombie & Fitch Co.*         1,067
   25,000   Barnes & Noble, Inc.*            1,250
   80,600   Borders Group, Inc.*             2,055
   50,000   Coldwater Creek, Inc.*           1,337
   25,000   CompUSA, Inc.*                     672
   85,000   Concepts Direct, Inc.*           1,711
   46,400   Cost Plus World Market*          1,183
   15,400   Cross Continent Auto
               Retailers, Inc.*                123
   26,000   Daisytek International Corp.*    1,124
   46,400   Delia's, Inc.*                     847
   45,000   Eagle Hardware & Garden, Inc.*     951
  100,000   Fastenal Co.                     5,594
   60,000   Finish Line, Inc. "A"*             810
   76,200   Gadzooks, Inc.*                  1,305
  170,000   Garden Ridge Corp.*              2,167
   60,500   Global DirectMail Corp.*         1,581
   33,000   Guitar Center, Inc.*               693
   26,300   Hibbett Sporting Goods, Inc.*      598
   37,500   Home Depot, Inc.                 1,870
  276,250   Just For Feet, Inc.*             5,335
  107,100   K&G Men's Center, Inc.*          2,437
   65,000   MSC Industrial Direct Co.*       2,811
   80,000   Nine West Group, Inc.*           3,205
   30,000   OfficeMax, Inc.*                   420
   66,300   Party City Corp.*                1,285
   40,000   Paul Harris Stores, Inc.*          681
   41,500   Petco Animal Supplies, Inc.*     1,100
   50,000   Renters Choice, Inc.*              925
   53,500   U.S. Office Products Co.*        1,545
--------------------------------------------------
                                            49,630
--------------------------------------------------


            Shoes (0.1%)
   48,800   Vans, Inc.*                        573
--------------------------------------------------

            Specialized Services (7.7%)
   78,400   Administaff, Inc.*               1,735
  100,000   Altron, Inc.*                    1,762
   18,000   American Residential
               Services, Inc.*                 414
  160,000   Armor Holdings, Inc.*            1,720
   18,000   Benchmark Electronics, Inc.*       968
   20,000   Concord EFS, Inc.*                 589
   68,000   Corrections Corp. of America*    3,013
   50,000   Danka Business Systems plc ADR   2,453
   59,500   EFTC Corp.*                        539
   85,800   F.Y.I., Inc.*                    2,032
   64,000   Fine Host Corp.*                 1,936
   59,000   Flextronics International
              Ltd.*                          1,851
   56,400   Getty Communications plc ADR*      635
   17,400   Hagler Bailly, Inc.*               350
   35,000   Hanover Compressor Co.*            847
    8,900   Hertz Corp.*                       309
   29,100   Information Management
               Resources, Inc.*                917
   65,300   IntelliQuest Information
               Group, Inc.*                  1,371
   79,500   International Network
              Services*                      1,898
  107,000   International Telecommunication
               Data Systems, Inc.*           2,675
   77,000   Lamar Advertising Co. "A"*       2,151
   40,600   Mastech Corp.*                   1,005
   86,600   Maximus, Inc.*                   2,003
   50,000   Merix Corp.*                       875
   10,000   Nova Corp.*                        243
   93,300   Obie Media Corp.*                  630
   13,000   Pierce Leahy Corp.*                351
  135,000   PMT Services, Inc.*              2,211
   58,400   Rental Service Corp.*            1,522
   80,000   Romac International, Inc.*       2,980
   58,500   SCB Computer Technology, Inc.*   1,477
  150,000   SITEL Corp.*                     2,250
  100,000   Staff Leasing, Inc.*             2,037
  105,000   StarTek, Inc.*                   1,385
   45,400   Superior Consultant, Inc.*       1,634
   69,675   Sykes Enterprises, Inc.*         1,755
   58,100   Universal Outdoor
               Holdings, Inc.*               2,113
   74,000   Vestcom International, Inc.*     1,230
   32,400   Wackenhut Corp. "B"                612
   20,000   Wackenhut Corrections Corp.*       568
   27,000   Whittman-Hart, Inc.*               695
--------------------------------------------------
                                            57,741
--------------------------------------------------

            Telecommunications (1.4%)
   50,400   ACC Corp.*                       1,840
  230,000   General Communication, Inc.
              "A"*                           1,754
   45,500   Pacific Gateway Exchange,
              Inc.*                          1,666
   39,300   Premiere Technologies, Inc.*     1,083
   14,200   Qwest Communications
               International, Inc.*            442
   63,000   SmartTalk TeleServices, Inc.*    1,118
   73,700   STAR Telecommunications, Inc.*   1,207
   90,000   Tel-Save Holdings, Inc.*         1,530
--------------------------------------------------
                                            10,640
--------------------------------------------------

            Telephones (1.9%)
  131,250   Brightpoint, Inc.*               3,921
   38,800   Brooks Fiber Properties,
              Inc.*                          1,460
   41,500   Intermedia Communications of
               Florida, Inc.*                1,509
   63,600   IXC Communications, Inc.*        1,797
   13,500   McLeod, Inc.*                      464
   38,200   Omnipoint Corp.*                   585
   60,000   Powertel, Inc.*                  1,027
   34,300   Teleport Communications
               Group, Inc.*                  1,351
   45,000   Western Wireless Corp. "A"*        678
   98,000   Winstar Communications, Inc.*    1,648
--------------------------------------------------
                                            14,440
--------------------------------------------------

            Textiles (3.2%)
   70,000   Cutter & Buck, Inc.*             1,286
   55,000   Gucci Group N.V.*                3,472
   50,000   Nautica Enterprises, Inc.*       1,375
   50,000   North Face, Inc.*                1,081
   14,300   Novel Denim Holdings Ltd.*         322
   50,200   Polo Ralph Lauren Corp.*         1,346
  220,000   St. John Knits, Inc.            10,010
  120,000   Tommy Hilfiger Corp.*            5,348
--------------------------------------------------
                                            24,240
--------------------------------------------------

            Tobacco (0.1%)
   26,100   800-JR Cigar, Inc.*                643
--------------------------------------------------

            Toys (0.2%)
   31,250   Consolidated Stores Corp.*       1,258
--------------------------------------------------

            Transportation -
               Miscellaneous (0.6%)
   65,200   Coach USA, Inc.*                 1,825
   50,000   Hub Group, Inc. "A"*             1,675
   43,500   MotivePower Industries, Inc.*      892
--------------------------------------------------
                                             4,392
--------------------------------------------------

            Truckers (0.1%)
   25,000   Heartland Express, Inc.*           619
--------------------------------------------------

            Miscellaneous (1.3%)
   17,700   Arm Financial Group, Inc.*         367
   32,500   Carriage Services, Inc.*           703
   85,150   Equity Corp. International*      2,049
   60,000   Oakley, Inc.*                      712
  135,000   Stewart Enterprises, Inc.        5,839
--------------------------------------------------
                                             9,670
--------------------------------------------------
Total common stocks (cost: $485,898)       743,718
--------------------------------------------------


 Principal
  Amount
  (000)
  -----
             Short-Term (1.7%)
            Commercial Paper
$  12,781   Heller Financial, Inc., 5.87%,
               8/01/97 (cost: $12,781)      12,781
--------------------------------------------------
Total investments (cost: $498,679)       $ 756,499
==================================================


--------------------------
 *Non-income producing.




Aggressive Growth Fund
Notes to Portfolio of Investments in Securities

July 31, 1997


General Notes
Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets. Investments in foreign securities were 5.2% of net assets at July 31, 1997.

ADS/ADR - American Depositary Shares/Receipts are foreign shares held by a U.S. bank which issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.


See accompanying notes to financial statements.




Aggressive Growth Fund
Statement of Operations
(In Thousands)

Year ended July 31, 1997


Net investment loss:
   Income:
      Dividends                                                                              $      635
      Interest                                                                                    1,235
                                                                                             ----------
         Total income                                                                             1,870
                                                                                             ----------
   Expenses:
      Management fees                                                                             2,716
      Transfer agent's fees                                                                       1,730
      Custodian's fees                                                                              236
      Postage                                                                                       211
      Shareholder reporting fees                                                                     81
      Directors' fees                                                                                 4
      Registration fees                                                                             125
      Audit fees                                                                                     29
      Legal fees                                                                                      3
      Other                                                                                          15
                                                                                             ----------
         Total expenses                                                                           5,150
                                                                                             ----------
            Net investment loss                                                                  (3,280)
                                                                                             ----------
Net realized and unrealized gain on investments:
   Net realized gain                                                                             23,305
   Change in net unrealized appreciation/depreciation                                           103,509
                                                                                             ----------
            Net realized and unrealized gain                                                    126,814
                                                                                             ----------
Increase in net assets resulting from operations                                             $  123,534
                                                                                             ==========


See accompanying notes to financial statements.




Aggressive Growth Fund
Statements of Changes in Net Assets
(In Thousands)

Years ended July 31,



                                                                           1997                1996
                                                                           ----                ----
From operations:
   Net investment loss                                                 $     (3,280)       $     (2,073)
   Net realized gain on investments                                          23,305              27,284
   Change in net unrealized appreciation/depreciation
      of investments                                                        103,509              45,276
                                                                       ------------        ------------
      Increase in net assets resulting from operations                      123,534              70,487
                                                                       ------------        ------------
Distributions to shareholders from:
   Net realized gains                                                       (12,865)            (25,025)
                                                                       ------------        ------------
From capital share transactions:
   Proceeds from shares sold                                                275,675             335,121
   Shares issued for dividends reinvested                                    11,559              23,005
   Cost of shares redeemed                                                 (251,356)           (159,541)
                                                                       ------------        ------------
      Increase in net assets from capital share transactions                 35,878             198,585
                                                                       ------------        ------------
Net increase in net assets                                                  146,547             244,047
Net assets:
   Beginning of period                                                      607,437             363,390
                                                                       ------------        ------------
   End of period                                                       $    753,984        $    607,437
                                                                       ============        ============
Undistributed net investment loss included in net assets:
   Beginning of period                                                 $         (5)       $         (5)
                                                                       ============        ============
   End of period                                                       $         (5)       $         (5)
                                                                       ============        ============
Change in shares outstanding:
   Shares sold                                                                9,294              11,908
   Shares issued for dividends reinvested                                       391                 901
   Shares redeemed                                                           (8,495)             (5,865)
                                                                       ------------        ------------

      Increase in shares outstanding                                          1,190               6,944
                                                                       ============        ============
Authorized shares of $.01 par value                                          50,000              50,000
                                                                       ============        ============


See accompanying notes to financial statements.




Aggressive Growth Fund
Notes to Financial Statements

July 31, 1997


(1)    Summary of Significant Accounting Policies
USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of ten separate funds. The information presented in this annual report pertains only to the Aggressive Growth Fund (the Fund). The Fund's investment objective is appreciation of capital.

A. Security valuation -- The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Directors.

B. Federal taxes -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications have been made on the statement of assets and liabilities to decrease accumulated net investment loss and decrease paid-in capital by approximately $3,280,000.

C. Investments in securities -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

D. Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2)   Lines of Credit
The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million through January 13, 1998, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with NationsBank of Texas, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, the Fund may borrow from NationsBank an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets at NationsBank's borrowing rate plus a markup. The Fund had no borrowings under either of these agreements during the year ended July 31, 1997.

(3)   Distributions
Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of taxes.

(4)   Investment Transactions
Purchases and sales of securities, excluding short-term securities, for the year ended July 31, 1997 were $412,170,074 and $385,048,544, respectively.

Gross unrealized appreciation and depreciation of investments as of July 31, 1997 was $272,040,990 and $14,221,160, respectively.

(5)   Transactions with Manager
A. Management fees -- The investment policies of the Fund and management of the Fund's portfolio are carried out by USAA Investment Management Company (the Manager). The Fund's management fees are computed as a percentage of its annual average net assets, which on an annual basis is equal to .50% of the first $200,000,000, .40% of that portion over $200,000,000 but not over $300,000,000, and .33% of the portion over $300,000,000.

B. Transfer agent's fees -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses.

C. Underwriting services -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Brokerage services -- USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the year ended July 31, 1997 was $2,000.

(6)   Transactions with Affiliates
USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At July 31, 1997, the Association and its affiliates owned 1,097,525 shares (4.8%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) Financial Highlights Per share operating performance for a share outstanding throughout each period is as follows:




                                                                                           Ten-Month       Year Ended
                                                  Year Ended July 31,                    Period Ended     September 30,
                                        ------------------------------------------         July 31,       -------------
                                        1997               1996             1995             1994              1993
                                        ----               ----             ----             ----              ----
Net asset value at
   beginning of period               $   27.88         $    24.49        $   17.74       $    20.40        $   18.85
Net investment income (loss)              (.14)(a)           (.12)(a)         (.05)(a)         (.02)(a)          .02
Net realized and
   unrealized gain (loss)                 5.65               5.12             8.35            (1.37)            3.67
Distributions from net
   investment income                        -                  -                -              (.02)              -
Distributions of realized
   capital gains                          (.57)             (1.61)           (1.55)           (1.25)           (2.14)
                                     ---------         ----------        ---------       ----------        ---------
Net asset value at
   end of period                     $   32.82         $    27.88        $   24.49       $    17.74        $   20.40
                                     =========         ==========        =========       ==========        =========
Total return (%)*                        20.00              21.16            49.98            (7.31)           21.32
Net assets at end
   of period (000)                   $ 753,984         $  607,437        $ 363,390       $  248,953        $ 277,198
Ratio of expenses to
   average net assets (%)                  .74                .74              .86              .83(b)           .86
Ratio of net investment
   income (loss) to average
   net assets (%)                         (.47)              (.42)            (.28)            (.10)(b)          .10
Portfolio turnover (%)                   57.15              43.75           138.32            98.99           113.01
Average commission rate
   paid per share +                  $   .0501         $    .0496





                                                                     Year Ended September 30,
                                      -------------------------------------------------------------------------------
                                       1992              1991             1990               1989             1988
                                       ----              ----             ----               ----             ----
Net asset value at
   beginning of period               $   20.60         $    12.34        $  19.78        $    17.23        $  21.79
Net investment income (loss)              (.01)(a)            .03             .11               .14             .13
Net realized and
   unrealized gain (loss)                (1.73)              8.33           (4.74)             3.02           (2.71)
Distributions from net
   investment income                      (.01)              (.10)           (.19)             (.14)           (.12)
Distributions of realized
   capital gains                           -                  -             (2.62)             (.47)          (1.86)
                                     ---------         ----------        --------        ----------        --------
Net asset value at
   end of period                     $   18.85         $    20.60        $  12.34        $    19.78        $  17.23
                                     =========         ==========        ========        ==========        ========
Total return (%)*                        (8.45)             68.22          (27.00)            19.20           (9.73)
Net assets at end
   of period (000)                   $ 234,967         $  208,084        $114,674        $  157,467        $139,260
Ratio of expenses to
   average net assets (%)                  .82                .87             .94               .91            1.00
Ratio of net investment
   income (loss) to average
   net assets (%)                         (.05)               .17             .68               .78             .82
Portfolio turnover (%)                   74.08              50.12           77.60             98.15           67.56
Average commission rate
   paid per share +


(a)  Calculated using weighted average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations. * Assumes reinvestment of all dividend income and capital gain distributions during the period.
 + Calculated by aggregating all commissions paid on the purchase and sale of securities and dividing by the actual number of shares purchased or sold for which commissions were charged.
